Risk/Return Summary - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2023
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Limited Term Municipal Income Fund March 1, 2023 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses